UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“CSU-NQ inserts”

Cohen & Steers Global Infrastructure Fund, Inc.

Schedule of Investments

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 97.2%
AUSTRALIA 6.6%
ENERGY—INTEGRATED OIL & GAS 0.9%
Origin Energy Ltd.(a)	63,148	$808,045
INDUSTRIALS 5.2%
AIRPORT SERVICES 0.8%
MAp Group(a)	220,950	684,160
HIGHWAYS & RAILTRACKS 3.8%
Transurban Group(a)	641,773	3,336,678
RAILROADS 0.6%
QR National Ltd(a)	184,800	558,828
TOTAL INDUSTRIALS		4,579,666
UTILITIES—ELECTRIC UTILITIES 0.5%
Spark Infrastructure Group, 144A(a),(b)	345,751	413,302
TOTAL AUSTRALIA		5,801,013
BRAZIL 1.5%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
CCR SA	51,640	1,344,384
CANADA 4.9%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge	65,542	2,092,165
TransCanada Corp.	53,505	2,172,061
		4,264,226
FRANCE 10.7%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 3.4%
Eutelsat Communications(a)	73,250	2,942,602
INDUSTRIALS—CONSTRUCTION & ENGINEERING 3.1%
Vinci SA(a)	63,808	2,736,848

	Number of Shares	Value
UTILITIES—MULTI UTILITIES 4.2%
GDF Suez(a)	100,289	$2,979,754
Suez Environnement SA(a)	51,200	712,551
		3,692,305
TOTAL FRANCE		9,371,755
GERMANY 4.4%
INDUSTRIALS—AIRPORT SERVICES 1.5%
Fraport AG(a)	22,230	1,308,978
UTILITIES—ELECTRIC UTILITIES 2.9%
E.ON AG(a)	116,800	2,534,097
TOTAL GERMANY		3,843,075
HONG KONG 3.2%
UTILITIES
ELECTRIC UTILITIES 2.5%
CLP Holdings Ltd.(a)	144,500	1,299,063
Power Assets Holdings Ltd.(a)	115,800	891,157
		2,190,220
WATER UTILITIES 0.7%
China Water Affairs Group Ltd.(a)	1,242,100	351,288
Guangdong Investment Ltd.(a)	487,600	301,808
		653,096
TOTAL HONG KONG		2,843,316
ITALY 3.6%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 1.7%
Atlantia S.p.A.(a)	101,059	1,453,074
UTILITIES 1.9%
ELECTRIC UTILITIES 0.9%
Enel S.p.A.(a)	53,100	234,395
Terna Rete Elettrica Nazionale S.p.A.(a)	160,200	594,062
		828,457

	Number of Shares	Value
GAS UTILITIES 1.0%
Snam Rete Gas S.p.A.(a)	181,263	$836,821
TOTAL UTILITIES		1,665,278
TOTAL ITALY		3,118,352
JAPAN 13.2%
INDUSTRIALS—RAILROADS 10.8%
Central Japan Railway Co.(a)	242	2,111,885
East Japan Railway Co.(a)	77,600	4,704,625
West Japan Railway Co.(a)	61,800	2,649,119
		9,465,629
UTILITIES 2.4%
ELECTRIC UTILITIES 0.8%
Chubu Electric Power Co.(a)	34,900	653,647
GAS UTILITIES 1.6%
Osaka Gas Co.(a)	91,700	380,979
Tokyo Gas Co.(a)	218,300	1,013,963
		1,394,942
TOTAL UTILITIES		2,048,589
TOTAL JAPAN		11,514,218
LUXEMBOURG 3.4%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SA(a)	121,967	2,968,111
NETHERLANDS 1.5%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV(a)	26,853	1,283,425
NEW ZEALAND 0.3%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.(a)	132,505	230,319

	Number of Shares	Value
SPAIN 1.2%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
Abertis Infraestructuras SA(a)	69,575	$1,069,994
SWITZERLAND 0.8%
INDUSTRIALS—AIRPORT SERVICES
Flughafen Zuerich AG(a)	1,850	697,042
UNITED KINGDOM 4.2%
TELECOMMUNICATION SERVICES—ALTERNATIVE CARRIERS 0.3%
Inmarsat PLC(a)	34,600	263,501
UTILITIES 3.9%
MULTI UTILITIES 2.7%
National Grid PLC(a)	239,951	2,378,396
WATER UTILITIES 1.2%
United Utilities Group PLC(a)	103,800	1,004,753
TOTAL UTILITIES		3,383,149
TOTAL UNITED KINGDOM		3,646,650
UNITED STATES 37.7%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 3.9%
Enterprise Products Partners LP	6,600	264,990
Golar LNG Partners LP (Marshall Islands)	14,200	363,094
MarkWest Energy Partners LP	6,300	289,485
Oiltanking Partners LP(c)	22,270	532,030
Tesoro Logistics LP	15,608	371,471
Williams Cos. (The)	67,705	1,647,940
		3,469,010

	Number of Shares	Value
TELECOMMUNICATION SERVICES—WIRELESS TELECOMMUNICATION SERVICES 11.1%
American Tower Corp.(c)	102,644	$5,522,247
Crown Castle International Corp.(c)	92,500	3,761,975
SBA Communications Corp.(c)	12,400	427,552
		9,711,774
UTILITIES 22.7%
ELECTRIC UTILITIES 13.8%
American Electric Power Co.	35,200	1,338,304
Edison International	38,300	1,464,975
Exelon Corp.	39,104	1,666,222
FirstEnergy Corp.	15,600	700,596
ITC Holdings Corp.	9,200	712,356
NextEra Energy	29,415	1,588,998
PPL Corp.	52,247	1,491,129
Southern Co.	72,214	3,059,707
		12,022,287
GAS UTILITIES 0.9%
Northwest Natural Gas Co.	9,700	427,770
Questar Corp.	20,954	371,096
		798,866
MULTI UTILITIES 7.2%
CenterPoint Energy	63,450	1,244,889
PG&E Corp.	39,380	1,666,168
Public Service Enterprise Group	43,500	1,451,595
Sempra Energy	18,350	945,025
Wisconsin Energy Corp.	11,436	357,832
Xcel Energy	24,700	609,843
		6,275,352
WATER UTILITIES 0.8%
American Water Works Co.	24,312	733,736

		Number of Shares	Value

TOTAL UTILITIES			$19,830,241
TOTAL UNITED STATES			33,011,025
TOTAL COMMON STOCK (Identified cost—$77,384,451)			85,006,905
SHORT-TERM INVESTMENTS 1.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		700,001	700,001
Federated Government Obligations Fund, 0.01%(d)		700,002	700,002
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,400,003)			1,400,003

TOTAL INVESTMENTS (Identified cost—$78,784,454)	98.8%		86,406,908

OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		1,040,819

NET ASSETS	100.0%		$87,447,727

Note: Percentages indicated are based on the net assets of the Fund.

(a)   Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 53.0% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

(b)   Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.5% of net assets of the Fund, of which 0.0% is illiquid.

(c)   Non-income producing security.

(d)   Rate quoted represents the seven day yield of the fund.

Sector Breakdown (based on net assets)

Sector	Value	Percentage

Utilities	$36,410,277	41.6%
Industrials	24,169,359	27.6%
Telecommunication Services	9,975,275	11.4%
Energy	8,541,281	9.8%
Consumer Discretionary	5,910,713	6.8%
Other	2,440,822	2.8%
Total	$87,447,727	100.0%

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 53.0% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Brazil	$1,344,384	$1,344,384	$—	$—
Common Stock—Canada	4,264,226	4,264,226	—	—
Common Stock—United States	33,011,025	33,011,025	—	—
Common Stock—Other Countries	46,387,270	—	46,387,270	—
Money Market Funds	1,400,003	—	1,400,003	—
Total Investments	$86,406,908	$38,619,635	$47,787,273	$—

Note 2. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$78,784,454
Gross unrealized appreciation	$11,003,743
Gross unrealized depreciation	(3,381,289)
Net unrealized appreciation	$7,622,454

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 28, 2011